Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Jan. 31, 2014
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Costs and Estimated Earnings on Uncompleted Contracts

(4) Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consisted of the following:

	As of January 31,
(in thousands)	2014	2013
Cost incurred on uncompleted contracts	$1,245,693	$1,410,722
Estimated earnings	348,501	346,862

	1,594,194	1,757,584
Less: Billing to date	1,529,992	1,689,082

Total	$64,202	$68,502

Included in the accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billings on uncompleted contracts	$88,744	$97,696
Other noncurrent assets (non-current retainage)	6,713	5,675
Billings in excess of costs and estimated earnings on uncompleted contracts	(31,255)	(34,869)

Total	$64,202	$68,502

Layne bills its customers based on specific contract terms. Substantially all billed amounts are collectible within one year. As of January 31, 2014 and 2013, Layne’s costs and estimated earnings in excess of billings on uncompleted contracts included unbilled contract retainage amounts of $45.8 million and $46.3 million, respectively.